DVM-SUM SUP-1 102210
Summary Prospectus Supplement dated October 22, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Developing Markets Fund
As of the close of business on November 22, 2010, the Fund will limit public sales of its shares to certain investors. Please see the “Other Information — Limited Fund Offering” section of the statutory Prospectus for further information.
DVM-SUM SUP-1 102210

DVM-SUM SUP-2 102210
Summary Prospectus Supplement dated October 22, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Fund listed below:
Invesco Developing Markets Fund
As of the close of business on November 22, 2010, the Fund will limit public sales of its shares to certain investors. Please see the “Other Information — Limited Fund Offering” section of the statutory Prospectus for further information.
DVM-SUM SUP-2 102210